Employee Benefits (Details) - EUR (€) € in Millions	6 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Employee Benefits [Abstract]
Net defined benefit liability (asset)	€ 200.6
Service cost	2.9
Net interest expense	1.9
Actuarial loss on pension scheme valuations	31.0
Benefits paid	(3.4)
Foreign exchange differences on translation	(1.9)
Net defined benefit liability (asset)	€ 231.1
Germany
Disclosure of defined benefit plans [line items]
Actuarial assumption of discount rates	1.20%	1.45%
Sweden
Disclosure of defined benefit plans [line items]
Actuarial assumption of discount rates	1.65%	2.25%